Earnings Per Share - Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Earnings attributable to ordinary shareholders (including Class B shareholders) used in computing basic earnings per share (A)	$ 51,804	$ 95,101	$ 216,801
Interest expense and changes in carrying amount of convertible notes due 2028, net of tax	(12,347)		(10,857)
Earnings attributable to ordinary shareholders (including Class B shareholders) used in computing diluted earnings per share (B)	$ 39,457	$ 95,101	$ 205,944
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic earnings per share (C)	101,966,362	112,592,774	111,094,561
Dilutive effect of conversion of convertible notes due 2028	5,934,810		5,934,810
Dilutive effect of share based awards	1,772,472	1,945,409	1,206,485
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive earnings per share (D)	109,673,645	114,538,183	118,235,856
Basic (A/C)	$ 0.51	$ 0.84	$ 1.95
Diluted (B/D)	$ 0.36	$ 0.83	$ 1.74